General information and significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2020
General information and significant accounting policies
Basis of preparation

1.3.       Basis of preparation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) that apply to interim condensed financial statements. Accordingly, they do not include all of the information and footnotes normally included in consolidated financial statements prepared in conformity with U.S. GAAP. They should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2019 Annual Report on Form 20-F, filed with the SEC on April 3, 2020. The condensed consolidated balance sheet as of December 31, 2019 has been derived from the audited financial statements at that date but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

The accompanying interim condensed consolidated financial statements are unaudited and include all adjustments (consisting of normal recurring adjustments) that management considers necessary for a fair presentation of its condensed consolidated financial position and results of operations for the interim periods presented.

The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the entire year.

All subsidiaries are 100% directly or indirectly owned by ASC. AASML, which is a 50% owned joint venture, is accounted for using the equity method. All intercompany balances and transactions have been eliminated on consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no effect on the Company’s previously reported consolidated results of operations.

Significant accounting policies

1.4.    Significant accounting policies

There have been no changes in the Company’s significant accounting policies for the three months ended March 31, 2020 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2019. The accounting policies used in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2019.

Recently adopted accounting pronouncements

1.5.    Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13: Financial Instruments - Credit Losses (Topic 326) which requires recognition of management’s estimates of current expected credit losses, rather than the current incurred losses model. The new model is generally applicable to all financial instruments that are not accounted for at fair value through net income. The standard is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. The implementation of this standard on January 1, 2020 did not represent a significant impact on the consolidated financial statements and related disclosures.